Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Balance Sheet

Balance Sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	130,746	202,028	28,455
Short-term investments	—	—	—
Prepayments and other current assets, net	111,986	2,715	382
Due from subsidiaries and related parties, net	2,345,588	2,604,647	366,857
Total current assets	2,588,320	2,809,390	395,694
Non-current assets
Long-term investments	477,366	152,355	21,459
Contractual interests in VIEs and their subsidiaries	76,505	2,232	314
Investment in subsidiaries	397,930	251,747	35,458
Other non-current assets	—	—	—
Total non-current assets	951,801	406,334	57,231
Total assets	3,540,121	3,215,724	452,925
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	10,595	12,730	1,793
Due to subsidiaries and related parties	301,582	581,529	81,907
Income tax payable	13,105	14,322	2,017
Total current liabilities	325,282	608,581	85,717
Deferred tax liabilities	40,897	8,277	1,166
Other non-current liabilities	140,611	142,995	20,140
Total non-current liabilities	181,508	151,272	21,306
Total liabilities	506,790	759,853	107,023
Shareholders’ equity
Class A ordinary shares (par value of US$0.000025 per share; 7,600,000,000 shares authorized; 480,604,900 and 493,104,900 shares issued as of December 31, 2022 and 2023, respectively; 479,458,004 and 487,212,501 shares outstanding as of December 31, 2022 and 2023, respectively)	80	81	11
Class B ordinary shares (par value of US$0.000025 per share; 1,400,000,000 shares authorized; 970,015,685 and 1,006,956,885 shares issued as of December 31, 2022 and 2023, respectively; 970,015,685 and 1,006,956,885 shares outstanding as of December 31, 2022 and 2023, respectively)	156	163	23
Additional paid-in capital	2,688,571	2,711,875	381,960
Accumulated losses	(9,424)	(613,102)	(86,354)
Accumulated other comprehensive income	353,948	356,854	50,262
Total shareholders’ equity	3,033,331	2,455,871	345,902
Total liabilities and shareholders’ equity	3,540,121	3,215,724	452,925

Statements of Comprehensive loss

Statements of Comprehensive loss

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses
Research and development	(3)	—	—	—
General and administrative	(21,978)	(23,615)	(14,013)	(1,974)
Total operating expenses	(21,981)	(23,615)	(14,013)	(1,974)
Equity in loss of subsidiaries	(352,616)	(471,710)	(293,917)	(41,397)
Interest (expense) income, net	(9)	3,211	5,420	763
Foreign exchange gains, net	71	280	658	93
Other income (expense), net	35,537	(25,441)	(329,592)	(46,422)
Loss before income taxes	(338,998)	(517,275)	(631,444)	(88,937)
Income tax (expenses) benefits	(12,128)	3,800	28,546	4,021
Net Loss	(351,126)	(513,475)	(602,898)	(84,916)
Other comprehensive (loss) income, net of tax of nil
Unrealized losses on available-for-sale securities, net	—	(8,269)	(43,494)	(6,126)
Foreign currency translation adjustments	(75,078)	273,955	46,400	6,535
Other comprehensive (loss) income	(75,078)	265,686	2,906	409
Total comprehensive loss	(426,204)	(247,789)	(599,992)	(84,507)

Condensed Cash Flow Statement

Statements of Cash Flows

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	666	(26,054)	(12,315)	(1,734)
Net cash (used in) provided by investing activities	(864,999)	137,160	82,830	11,666
Net cash provided by (used in) financing activities	891,960	—	(2,503)	(353)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(25,469)	(761)	3,270	461
Net increase in cash and cash equivalents and restricted cash	2,158	110,345	71,282	10,040
Cash and cash equivalents and restricted cash at beginning of the year	18,243	20,401	130,746	18,415
Cash and cash equivalents and restricted cash at end of the year	20,401	130,746	202,028	28,455